UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21629

                        SPECIAL VALUE EXPANSION FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                        SPECIAL VALUE EXPANSION FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036


                      Date of fiscal year end: SEPTEMBER 30

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006

ITEM 1.    PROXY VOTING RECORD.

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Issuer Name:  Bally Total Fitness Holding Corporation
Ticker:  BFT
CUSIP:   05873K108
Meeting Date:   January 26, 2006         Meeting Type:  Annual

                                                                                        Mgmt              Vote
         Proposal                                                      Proposed By      Rec               Cast

1        Elect the following nominees to the Board of Directors:
                  Charles J. Burdick                                   Issuer and       For               For
                                                                       Shareholder
                  Barry R. Elson                                       Issuer and       For               For
                                                                       Shareholder
                  Don R. Kornstein                                     Shareholder      Against           For
2        Liberation's proposal to give stockholders the authority to
         Remove the Chief Executive Officer and President of Bally     Shareholder      Against           For
3        Liberation's proposal to increase stockholder authority
         in determining the tenure of Bally's officers                 Shareholder      Against           For
4        Liberation's proposal to protect stockholder authority to
         remove Bally's officers                                       Shareholder      Against           For
5        Liberation's proposal to remove Paul A. Toback as
         Chief Executive Officer and President of Bally                Shareholder      Against           For
6        Pardus' proposal to repeal any amendments to bylaws made
         by Bally's BOD from May 26, 2005 through annual meeting       Shareholder      Against           For
7        Bally's proposal to approve the 2006 Omnibus Equity
         Compensation Plan                                             Issuer           For               Against
8        Bally's proposal to ratify the appointment of KPMG LLP
         as independent auditor for the year ending Dec. 31, 2005      Issuer           For               For
9        In the discretion of the proxies with respect to any other
         matters as may properly come before the annual meeting        Shareholder      For               Abstain


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Issuer Name:  Jo-Ann Stores, Inc.
Ticker:  JAS
CUSIP:   47758P307
Meeting Date:  June 14, 2006            Meeting Type:  Annual

                                                                                        Mgmt              Vote
         Proposal                                                      Proposed By      Rec               Cast

1        Elect the following three directors for three year term:
                  Scott Cowen                                          Issuer           For               For
                  Alan Rosskamm                                        Issuer           For               For
                  Gregg Searle                                         Issuer           For               For

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SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC


By:  /s/ Hugh Steven Wilson
      ----------------------------------
Name:  Hugh Steven Wilson
Title: Chief Executive Officer
Date:  August 30, 2006